Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Arch Indices VOI Absolute Income ETF
Shareholder Report [Line Items]
Fund Name	Arch Indices VOI Absolute Income ETF
Class Name	Arch Indices VOI Absolute Income ETF
Trading Symbol	VWI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arch Indices VOI Absolute Income ETF for the period of October 4, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.archindicesadvisors.com/etf/VWI. You can also request this information by contacting us at 1-646-389-2422.
Additional Information Phone Number	1-646-389-2422
Additional Information Website	https://www.archindicesadvisors.com/etf/VWI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arch Indices VOI Absolute Income ETF	$50*	0.50%**
[1],[2]
Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
For the period from inception through September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund had performance in-line with our expectations with regular monthly dividends, positive price performance, and lower daily realized price volatility.
Key market drivers of our portfolio:

Volatility in interest rate market based on quickly shifting Fed expectations
Outperformance of growth/momentum stocks relative to defensive/dividend stocks
Decreasing correlation between daily price performance of large-cap stocks and long-dated government bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/04/2023)
Arch Indices VOI Absolute Income ETF NAV	18.12%
Bloomberg U.S. Aggregate Bond Index	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.archindicesadvisors.com/etf/VWI for more recent performance information. Visit https://www.archindicesadvisors.com/etf/VWI for more recent performance information.
Net Assets	$ 1,939,929
Holdings Count | $ / shares	123
Advisory Fees Paid, Amount	$ 7,307
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,939,929
Number of Holdings	123
Net Advisory Fee	$7,307
Portfolio Turnover	74%

Holdings [Text Block]

Top 10 Issuers	(%)
Janus Henderson AAA CLO ETF	28.0%
Blue Owl Capital Corp.	5.8%
Ares Capital Corp.	3.8%
iShares Broad USD High Yield Corporate Bond ETF	3.2%
PIMCO Dynamic Income Fund	2.0%
BCE, Inc.	1.8%
Blackstone Secured Lending Fund	1.8%
CME Group, Inc.	1.6%
Vanguard Intermediate-Term Corporate Bond ETF	1.5%
Vanguard Total Bond Market ETF	1.5%

Top Sectors	(%)
Financials	9.2%
Technology	4.7%
Materials	4.6%
Consumer Staples	4.3%
Communications	4.3%
Industrials	4.0%
Utilities	3.9%
Health Care	3.4%
Energy	3.3%
Consumer Discretionary	3.2%
Cash & Other	55.1%

Updated Prospectus Web Address	https://www.archindicesadvisors.com/etf/VWI.

[1]
**	Expense ratio is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses may have been higher if the Fund had been in operation for the full year.